Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Other Comprehensive Income
Change in net unrealized gain or loss on available-for-sale securities, Pre-tax Amount	$ 442	$ 1,358
Total available-for-sale securities, Pre-tax Amount	442	1,358
Change in accumulated loss on effective cash flow hedges, Pre-tax Amount	(529)	(325)
Reclassification adjustment for net gains included in net income, Pre-tax Amount	(49)	(76)
Total derivatives and hedging activities, Pre-tax Amount	(578)	(401)
Total other comprehensive loss, Pre-tax Amount	(136)	957
Change in net unrealized gain or loss on available-for-sale securities, Tax Expense (Benefit)	116	462
Total available-for-sale securities, Tax Expense (Benefit)	116	462
Change in accumulated loss on effective cash flow hedges, Tax Expense (Benefit)	(228)	(110)
Reclassification adjustment for net gains included in net income, Tax Expense (Benefit)	(19)	(26)
Total derivatives and hedging activities, Tax Expense (Benefit)	(247)	(136)
Total other comprehensive income (loss), Tax Expense (Benefit)	(131)	326
Change in net unrealized gain or loss on available-for-sale securities, After-tax Amount	326	896
Total available-for-sale securities, After-tax Amount	326	896
Change in accumulated gain or loss on effective cash flow hedges, After-tax Amount	(301)	(215)
Reclassification adjustment for net gains included in net income, After-tax Amount	(30)	(50)
Total derivatives and hedging activities, After-tax Amount	(331)	(265)
Total other comprehensive income (loss), After-tax Amount	$ (5)	$ 631